GENERAL INFORMATION	6 Months Ended
Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL INFORMATION
NOTE 1 -         GENERAL INFORMATION

A.	General

1)
Check-Cap Ltd. (together with its wholly-owned subsidiary, the "Company") was incorporated under the laws of the State of Israel. The registered address of its offices is 29 Abba Hushi Ave, Isfiya 3009000, Israel.

2)	Check-Cap Ltd has a wholly-owned subsidiary, Check-Cap US, Inc., incorporated under the laws of the State of Delaware on May 15, 2015.

3)
The Company is a clinical-stage medical diagnostics company aiming to redefine colorectal cancer (CRC) screening and prevention through the introduction of C-Scan®, the first and only patient-friendly preparation-free screening test to detect polyps before they may transform into cancer. The Company’s disruptive capsule-based screening technology aims to significantly increase screening adherence worldwide and help millions of people to stay healthy through preventive CRC screening. C-Scan uses an ultra-low dose X-ray capsule, an integrated positioning, control and recording system, as well as proprietary software to generate a 3D map of the inner lining of the colon. C-Scan is non-invasive and requires no preparation or sedation, allowing the patients to continue their daily routine with no interruption as the capsule is propelled through the gastrointestinal tract by natural motility.

4)
On February 24, 2015 the Company consummated an Initial Public Offering in the U.S. (the "IPO") concurrently with a Private Placement (the "Private Placement").

On August 11, 2016, the Company consummated a registered direct offering of ordinary shares and pre-funded warrants.

On June 2, 2017, the Company consummated a registered direct offering of ordinary shares and a simultaneous private placement of warrants.

On November 22, 2017, the Company consummated a registered direct offering of ordinary shares and a simultaneous private placement of warrants.

On May 8, 2018, the Company consummated an underwritten public offering of ordinary shares, pre-funded warrants and warrants.

On February 6, 2019, the Company consummated a registered direct offering of ordinary shares, and pre-funded warrants and warrants.

In February 2020, the Company consummated a private placement of ordinary shares, See Note 5(1).

During April and May 2020, the Company consummated three registered direct offerings of ordinary shares and simultaneous private placements of warrants. See Note 5(2).

On July 27, 2020, the Company consummated a warrant exercise transaction to purchase ordinary shares and a simultaneous private placement of warrants. See Note 7.

The Company's ordinary shares and Series C Warrants are listed on the NASDAQ Capital Market under the symbols "CHEK" and CHEKZ”, respectively.

5)
On June 5, 2020, the Company announced that it received a notification from the Nasdaq Listing Qualifications that it is not in compliance with the minimum bid price requirement for continued listing set forth in Listing Rule 5550(a)(2), which requires listed securities to maintain a minimum bid price of $1.00 per share. Further, on April 16, 2020, in response to the COVID-19 pandemic (“COVID-19”), and the resulting related market conditions, Nasdaq has elected to provide temporary relief from the bid price requirements by tolling compliance through June 30, 2020. As a result of the tolling of the bid price requirements, the Company has 180 calendar days from July 1, 2020, or until December 28, 2020, to regain compliance with the minimum bid price requirement. The Company may regain compliance, if at any time during this 180 day period, the closing bid price of its ordinary shares is at least $1 for a minimum of ten consecutive business days, in which case the Company will be provided with a written confirmation of compliance and the matter will be closed.  The Company may then be eligible for an additional 180-day grace period if it meets the Nasdaq Capital Market's initial listing standards with the exception of the minimum bid price requirement.

6)
In late 2019, a novel strain of COVID-19, also known as coronavirus, was reported in Wuhan, China. While initially the outbreak was largely concentrated in China, it has now spread globally, including to Israel and the United States. In March 2020, the World Health Organization declared COVID-19 a pandemic and recommended containment and mitigation measures worldwide. Accordingly, many countries around the world, including Israel, have implemented significant governmental measures to control the spread of the virus, including temporary closure of businesses, severe restrictions on travel and the movement of people, and other material limitations on the conduct of business. As a consequence, the Company has experienced temporary disruptions to its operations and temporarily suspended its clinical studies. Further, in accordance with the directive of the Israel Ministry of Health, during the first wave of the COVID-19 pandemic in Israel, the majority of the Company’s employees worked remotely while a select few continued to work from its headquarters.  Also, the Company temporarily suspended interactions between hospitals and healthcare professionals and its employees and clinical trial patients. In addition, to manage this crisis, the Company implemented several cost reduction measures, including a temporary 15% reduction in salaries for all employees and management and the fees of the members of its board of directors and lowered monthly expenditures by temporarily placing a number of operational employees on unpaid leave. As a result of lowered infection rates in Israel in June 2020,  which resulted in the lifting of many government restrictions to control the spread of the virus as well as the Company’s improved financial position following its financings in April and May 2020, the Company resumed near normal operations and restored salaries to their original levels.   However, during July 2020, infection rates in Israel began to significantly increase and the country is in the midst of a “second wave”. Consequently, the Company has taken few measures according to the Israel Ministry of Health’s guidelines, including remote working whenever possible, physical separation between employees and daily employee health monitoring. It is still too early to assess the full impact of the coronavirus outbreak, but coronavirus is affecting the Company’s ability to initiate its planned pivotal study and commence pilot sales in Israel and Europe in its original timeframe.  The extent to which the COVID-19 pandemic shall impact the Company’s operations will depend on future developments, which are highly uncertain and cannot be predicted with confidence, including the duration and severity of the outbreak, the  impact on the global economy, the impact of a second and third wave of COVID-19 and the actions that may be required to contain the coronavirus or treat its impact. In particular, the continued spread of the coronavirus globally, could materially adversely impact the Company’s operations and workforce, including its research and clinical trials and its ability to continue raise capital, could affect the operations of key governmental agencies, such as the FDA, which may delay its development plans, and could result in the inability of the Company’s suppliers to deliver components or raw materials on a timely basis or at all, each of which in turn could have a material adverse impact on the Company’s business, financial condition and results of operation.

7)	The consolidated financial statements of the Company as of and for the six months ended June 30, 2020 include the financial statements of the Company and its wholly-owned U.S. subsidiary.

B.
Going concern and management plans

The accompanying consolidated unaudited financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. Since its inception, the Company has devoted substantially all of its efforts to research and development, clinical trials, recruiting management and technical staff, acquiring assets and raising capital. The Company is still in its development and clinical stage and has not yet generated revenues. The extent of the Company's future operating losses and the timing of becoming profitable are uncertain. The Company has incurred losses net of $6,319 and $6,505 for the six months ended June 30, 2020 and 2019, respectively. As of June 30, 2020, the Company's accumulated deficit was $83,456. The Company has funded its operations to date primarily through equity financings and through grants from the Israel Innovation Authority of the Ministry of Economy and Industry (formerly the Office of the Chief Scientist of the Ministry of Economy and Industry).

Additional funding will be required to complete the Company's research and development and clinical trials, to attain regulatory approvals, to begin the commercialization efforts of the Company's C-Scan system and to achieve a level of sales adequate to support the Company's cost structure.

To meet its capital needs, the Company is considering multiple alternatives, including, but not limited to, additional equity financings and other funding transactions. While the Company has been successful in raising financing in the past, there can be no assurance that it will be able to do so in the future on a timely basis on terms acceptable to the Company, or at all. Uncertain market conditions and approval by regulatory bodies and adverse results from clinical trials may (among other reasons) adversely impact the Company's ability to raise capital in the future.

The Company believes that following the above financings, current cash on hand will be sufficient to fund operations for at least 12 months from the date of issuance of these consolidated unaudited financial statements. Management expects that the Company will continue to generate losses from the development, clinical development and regulatory activities of the Company's C-Scan system, which will result in a negative cash flow from operating activity. This has led management to conclude that substantial doubt about the Company's ability to continue as a going concern exists. In the event the Company is unable to successfully raise additional capital, the Company will not have sufficient cash flows and liquidity to finance its business operations as currently contemplated. Accordingly, in such circumstances the Company would be compelled to immediately reduce general and administrative expenses and delay research and development projects and clinical trials, until it is able to obtain sufficient financing. If such sufficient financing is not received timely, the Company would then need to pursue a plan to license or sell its assets, seek to be acquired by another entity, cease operations and/or seek bankruptcy protection. The Company's consolidated unaudited financial statements do not reflect any adjustments that might result from the outcome of this uncertainty.